UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Abrams Bison Investments, L.L.C.

Address:    4800 Hampden Lane, Suite 1050
            Bethesda, MD 20814

13F File Number: 028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Gavin M. Abrams
Title:      Managing Member
Phone:      (301) 664-8900

Signature, Place and Date of Signing:


   /s/ Gavin M. Abrams         Bethesda, Maryland           February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  12
Form 13F Information Table Value Total:  $818,399
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-11159               Abrams Bison Partners, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                    COLUMN  2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8

                              TITLE
                               OF                   VALUE     SHRS OR   SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION    MNGRS    SOLE      SHARED    NONE
--------------                -------    -----      -------   -------   --- ----   ----------    -----    ----      ------    ----
AON CORP                      COM       037389103  122,148    2,610,000 SH           SOLE         NONE     2,610,000
BANK OF NEW YORK MELLON CORP  COM       064058100  130,610    6,560,000 SH           SOLE         NONE     6,560,000
DELL INC                      COM       24702R101   83,391    5,700,000 SH           SOLE         NONE     5,700,000
FOSTER WHEELER AG             COM       H27178104   47,563    2,485,000 SH           SOLE         NONE     2,485,000
GENERAL DYNAMICS CORP         COM       369550108  177,979    2,680,000 SH           SOLE         NONE     2,680,000
GENERAL DYNAMICS CORP         COM       369550108   39,846      600,000     CALL     SOLE         NONE       600,000
HEIDRICK & STRUGGLES INTL IN  COM       422819102   17,088      793,300 SH           SOLE         NONE       793,300
INTERVAL LEISURE GROUP INC    COM       46113M108    8,816      647,767 SH           SOLE         NONE       647,767
NEWS CORP                     CL A      65248E104   59,407    3,330,000 SH           SOLE         NONE     3,330,000
PFIZER INC                    COM       717081103   25,860    1,195,000 SH           SOLE         NONE     1,195,000
PIONEER NAT RES CO            COM       723787107   42,056      470,000 SH           SOLE         NONE       470,000
RENAISSANCERE HOLDINGS LTD    COM       G7496G103   63,635      855,657 SH           SOLE         NONE       855,657

SK 02802 0001 1260618